UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY 10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY 10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Wall Street Fund Schedule of Investments March 31, 2006 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.4%

Aerospace - 1.0%
Lockheed Martin Corp.	2,500	$187,825

Banks - 1.5%
HSBC Holdings PLC - ADR	1,500	125,670
US Bancorp	3,000	91,500
Wachovia Corp.	1,000	56,050
		273,220
Beverages - 1.3%
Hansen Natural Corp. (a)	1,000	126,050
PepsiCo, Inc.	2,000	115,580
		241,630
Biotechnology - 7.0%
Amgen, Inc. (a)	2,500	181,875
Celgene Corp. (a)	6,000	265,320
Genentech, Inc. (a)	2,000	169,020
Genzyme Corp. (a)	4,000	268,880
Gilead Sciences, Inc. (a)	4,000	248,880
Medimmune, Inc. (a)	1,500	54,870
Telik, Inc. (a)	5,000	96,800
		1,285,645
Building & Construction - 2.9%
Eagle Materials, Inc.	2,500	159,400
Lennar Corp.	3,000	181,140
Weyerhaeuser Co.	2,500	181,075
		521,615
Chemicals - 2.2%
Air Products & Chemicals, Inc.	2,200	147,818
The Dow Chemical Co.	3,000	121,800
Sigma-Aldrich Corp.	2,000	131,580
		401,198
Diversifed - 0.6%
3M Co.	1,500	113,535

Drugs - 1.0%
Merck & Co., Inc.	5,000	176,150

Energy - 10.1%
Apache Corp.	3,000	196,530
Canadian Superior Energy, Inc. (a)(b)	65,000	152,100
ChevronTexaco Corp.	2,000	115,940
ConocoPhillips	1,800	113,670
Devon Energy Corp.	2,000	122,340
Halliburton Co.	2,000	146,040
Nabors Industries Ltd. (a)(b)	1,000	71,580
Peabody Energy Corp.	6,000	302,460
Tidewater, Inc.	2,500	138,075
Valero Energy Corp.	5,500	328,790
Veritas DGC, Inc. (a)	3,600	163,404
		1,850,929
Financial Services - 5.0%
Alliance Data Systems Corp. (a)	2,000	93,540
American Express Co.	3,500	183,925
CIT Group, Inc.	3,000	160,560
The First Marblehead Corp.	2,000	86,500

The Goldman Sachs Group, Inc.	1,500	$235,440
Merrill Lynch & Co., Inc.	2,000	157,520
		917,485
Food Service - 3.7%
Darden Restaurants, Inc.	4,000	164,120
Landry's Restaurants, Inc.	3,000	105,990
McDonald's Corp.	4,000	137,440
Panera Bread Co. - Class A (a)	1,500	112,770
Starbucks Corp. (a)	4,000	150,560
		670,880
Glass - 0.5%
Corning, Inc. (a)	3,000	80,730
Health Care - 3.3%
Aetna, Inc.	3,000	147,420
Cutera, Inc. (a)	4,000	108,480
HCA, Inc.	3,000	137,370
Johnson & Johnson	1,500	88,830
UnitedHealth Group, Inc.	2,000	111,720
		593,820
Insurance - 1.7%
Loews Corp.	1,600	161,920
W.R. Berkley Corp.	2,500	145,150
		307,070
Leisure Products - 0.3%
Brunswick Corp.	1,500	58,290
Machinery - 2.4%
Caterpillar, Inc.	4,000	287,240
Eaton Corp.	1,000	72,970
Ingersoll-Rand Co. Ltd. - Class A (b)	2,000	83,580
		443,790
Medical Technology - 0.4%
Biomet, Inc.	2,000	71,040
Metals & Mining - 6.3%
Aluminum Corp. of China Ltd. - ADR	1,000	104,720
BHP Billiton Ltd. - ADR	4,000	159,400
Cleveland-Cliffs, Inc.	1,500	130,680
Commercial Metals Co.	2,000	106,980
Goldcorp, Inc. (b)	4,000	117,000
Nucor Corp.	4,500	471,555
Pan American Silver Corp. (a)(b)	2,500	63,500
		1,153,835
Personal & Household Products - 1.1%
Procter & Gamble Co.	3,500	201,670
Office Equipment - 4.3%
Dell, Inc. (a)	5,000	148,800
Komag, Inc. (a)	2,500	119,000
Network Appliance, Inc. (a)	7,000	252,210
Seagate Technology (b)	10,000	263,300
		783,310
Retail - 3.5%
Costco Wholesale Corp.	1,500	81,240
J.C. Penney Co., Inc.	2,000	120,820
Nordstrom, Inc.	6,000	235,080

Target Corp.	4,000	$208,040
		645,180
Semiconductors - 5.9%
Marvell Technology Group Ltd. (a)(b)	3,500	189,350
MEMC Electronic Materials, Inc. (a)	8,000	295,360
RF Micro Devices, Inc. (a)	20,000	173,000
SiRF Technology Holdings, Inc. (a)	2,000	70,820
Texas Instruments, Inc.	8,500	275,995
Vitesse Semiconductor Corp. (a)	22,000	78,760
		1,083,285
Services - 8.0%
Accenture Ltd. - Class A (b)	3,000	90,210
Bankrate, Inc. (a)	2,500	108,900
eBay, Inc. (a)	4,000	156,240
First Data Corp.	2,000	93,640
Google, Inc. (a)	1,000	390,000
NIC, Inc. (a)	5,000	30,650
Private Business, Inc. (a)	50,000	85,000
TriZetto Group, Inc. (a)	10,000	175,900
Yahoo!, Inc. (a)	10,000	322,600
		1,453,140
Software - 4.8%
Adobe Systems, Inc.	6,000	209,520
Ansys, Inc. (a)	1,000	54,150
Microsoft Corp.	6,500	176,865
Openwave Systems, Inc. (a)	10,000	215,800
Oracle Corp. (a)	7,000	95,830
SPSS, Inc. (a)	4,000	126,640
		878,805
Specialty Retail - 5.1%
Abercrombie & Fitch Co. - Class A	3,000	174,900
Coach, Inc. (a)	4,000	138,320
Home Depot, Inc.	7,000	296,100
Nike, Inc. - Class B	2,000	170,200
Tiffany & Co.	4,000	150,160
		929,680
Telecommunications - 6.9%
America Movil S.A. de C.V. - ADR	11,000	376,860
EFJ, Inc. (a)	9,000	97,110
JDS Uniphase Corp. (a)	20,000	83,400
Motorola, Inc.	10,000	229,100
Novatel, Inc. (a)(b)	2,500	92,175
QUALCOMM, Inc.	5,200	263,172
Tellabs, Inc. (a)	8,000	127,200
		1,269,017
Transportation - 6.1%
Burlington Northern Santa Fe Corp.	2,500	208,325
Cummins, Inc.	2,000	210,200
FedEx Corp.	1,000	112,940
Harley-Davidson, Inc.	3,500	181,580
J.B. Hunt Transport Services, Inc.	6,000	129,240
Landstar System, Inc.	3,000	132,360
Skywest, Inc.	5,000	146,350
		1,120,995
Utilities - 1.5%
Verizon Communications, Inc.	3,000	102,180
Vimpel-Communications - ADR (a)	4,000	172,040
		274,220
TOTAL COMMON STOCKS (Cost $13,587,682)		17,987,989

CORPORATE BONDS - 0.7%		Principal Amount
Diversified Financial Services - 0.7%
General Electric Capital Corp.
5.000%, 12/18/2018		$150,000	$141,346
TOTAL CORPORATE BONDS (Cost $150,000)			141,346

		Shares
SHORT-TERM INVESTMENTS - 0.6%
First American Government Obligations Fund, 3.9934%		103,496	103,496
TOTAL SHORT-TERM INVESTMENTS (Cost $103,496)			103,496

Total Investments (Cost $13,841,178) - 99.7%			18,232,831
Other Assets in Excess of Liabilities - 0.3%			50,606
TOTAL NET ASSETS - 100.0%			$18,283,437

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing
(b) Foreign Domiciled

The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

Cost of investments	$ 13,905,043

Gross unrealized appreciation	$ 4,541,245
Gross unrealized depreciation	(213,457)
Net unrealized appreciation	$ 4,327,788

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statement section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title) /s/ Robert P. Morse
                                                                 Robert P. Morse, President

Date   5/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert P. Morse
                                                                 Robert P. Morse, President

Date   5/18/06

By (Signature and Title) /s/ Jian H. Wang
                                                                 Jian H. Wang, Treasurer

Date   5/18/06